Simple Agreement for Future Equity (“SAFE”) (Tables)	9 Months Ended
Mar. 31, 2023
Simple Agreement for Future Equity [Abstract]
Schedule of changes in Level 3 financial instruments
Balance as of June 30, 2022	$2,860,000
Results on the change of Fair Value of the SAFE (i)	313,346
SAFE Capitalization	(3,173,346)
Balance as of March 31, 2023	$-
(i)	The result due to the change in the fair value of the SAFE was included in Financial Income / Expenses.